Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total		Share capital	Contributed surplus	Accumulated foreign currency translation differences & net investment hedge	Accumulated unrealized gain (loss) on investment in equity securities	Retained earnings (deficit)
Balance at Dec. 31, 2023	$ 2,591,410		$ 1,107,290	$ 37,684	$ (200,296)	$ (243)	$ 1,646,975
Net income	422,484						422,484
Other comprehensive income (loss), net of tax	(121,713)				(130,414)	(8,108)	16,809
Realized gain (loss) on equity securities, net of tax						7,158	(7,158)
Total comprehensive income (loss)	300,771				(130,414)	(950)	432,135
Share-based payment transactions, net of tax	13,235			13,235
Stock options exercised, net of tax	13,523		16,508	(2,985)
Dividends to owners of the Company	(139,494)						(139,494)
Repurchase of own shares	(76,616)		(5,929)				(70,687)
Net settlement of restricted share units and and performance share units, net of tax	(29,554)		17,631	(16,963)			(30,222)
Total transactions with owners, recorded directly in equity	(218,906)		28,210	(6,713)			(240,403)
Balance at Dec. 31, 2024	2,673,275	[1]	1,135,500	30,971	(330,710)	(1,193)	1,838,707
Net income	310,553						310,553
Other comprehensive income (loss), net of tax	70,901				76,555	(2,448)	(3,206)
Total comprehensive income (loss)	381,454				76,555	(2,448)	307,347
Share-based payment transactions, net of tax	14,513			14,513
Stock options exercised, net of tax	6,471		7,745	(1,274)
Dividends to owners of the Company	(150,788)						(150,788)
Repurchase of own shares	(230,406)		(27,485)				(202,921)
Net settlement of restricted share units and and performance share units, net of tax	(16,892)		9,349	(11,879)			(14,362)
Total transactions with owners, recorded directly in equity	(377,102)		(10,391)	1,360			(368,071)
Balance at Dec. 31, 2025	$ 2,677,627		$ 1,125,109	$ 32,331	$ (254,155)	$ (3,641)	$ 1,777,983

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))